Investment Objectives and Goals - River Canyon Total Return Bond Fund	Jan. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	River Canyon Total Return Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the River Canyon Total Return Bond Fund (the “Fund”) is to seek to maximize total return.